Statement of Cash Flows (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Supplemental Cash Flow Information

Other supplemental cash flow information is presented below:

	Nine months ended September 30,
	2013	2012
Cash transactions:
Interest expense paid	$9,270	$9,899

Income taxes paid	$3,100	$—

Noncash transactions:
Transfers of loans to other real estate owned	$2,885	$340

Loans to facilitate the sale of other real estate owned	$113	$20

Write-off of debt origination costs related to warrants	$223	$—

Security purchased, not yet settled	$1,000	$—

Restricted stock vested	$9	$—

Other supplemental cash flow information is presented below:

	Years Ended December 31,
	2012	2011	2010
Cash transactions:
Interest expense paid	$13,329	$13,534	$13,654

Noncash transactions:
Transfers of loans to other real estate owned	$885	$5,723	$13,410

Loans to facilitate the sale of other real estate owned	$3,473	$661	$358

Adriatica real estate notes financed	$—	$12,188	$—

Stock warrants issued for guarantee of other borrowings	$—	$475	$—

Common stock issued for noncompete agreement	$115	$—	$—

Transfer of bank premises to other real estate	$379	$—	$—

Supplemental schedule of noncash investing activities from acquisitions and branch sale:

	Years Ended December 31,
	2012	2011	2010
Noncash assets acquired:
Certificates of deposit held in other banks	$17,078	$—	$—
Securities available for sale	10,314	—	9,937
Restricted stock	1,417	—	204
Loans	180,448	—	67,505
Premises and equipment	5,717	—	14,541
Other real estate owned	1,573	—	4,553
Goodwill	17,746	—	—
Core deposit intangible	1,362	—	1,748
Other assets	1,669	—	564

Total assets	$237,324	$—	$99,052

Noncash liabilities assumed:
Deposits	$216,444	$—	$120,431
FHLB advances	12,500	—	—
Other borrowings	—	—	3,635
Junior subordinated debt	3,609	—	—
Other liabilities	700	—	949

Total liabilities	$233,253	$—	$125,015

Cash and cash equivalents acquired from acquisitions	$46,230	$—	$37,819

Contingent consideration recorded	$—	$—	$1,752

Cash paid to shareholders of acquired banks	$46,600	$—	$101

Fair value of common stock issued to shareholders of acquired bank	$3,701	$—	$3,311

Noncash assets transferred:
Loans	$807	$—	$—
Premises and equipment	280	—	—
Goodwill	254	—	—
Core deposit intangible	119	—	—
Other assets	13	—	—

Total assets	$1,473	$—	$—

Non cash liabilities transferred:
Deposits	$20,068	$—	$—
Other liabilities	6	—	—

Total liabilities	$20,074	$—	$—

Cash and cash equivalents transferred in branch sale	$133	$—	$—

Deposit premium received	$414	$—	$—

Cash paid to buyer, net of deposit premium	$18,430	$—	$—